WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

COMMON STOCKS - 87.6%	Shares	Value
Communications - 7.4%
Entertainment Content - 2.6%
Walt Disney Company (The)	14,296	$ 2,115,951

Internet Media & Services - 4.8%
Alphabet, Inc. - Class A (a) (b)	1,105	1,938,612
Facebook, Inc. - Class A (a) (b)	6,850	1,897,244
		3,835,856
Consumer Discretionary - 11.1%
Automotive - 0.8%
BorgWarner, Inc.	16,100	625,485

E-Commerce Discretionary - 2.9%
Amazon.com, Inc. (a) (b)	740	2,344,349

Home Construction - 2.7%
PulteGroup, Inc.	49,182	2,145,811

Retail - Discretionary - 4.7%
Burlington Stores, Inc. (a)	10,700	2,338,378
Ross Stores, Inc.	13,700	1,473,024
		3,811,402
Consumer Staples - 1.6%
Wholesale - Consumer Staples - 1.6%
Sysco Corporation	17,835	1,271,457

Energy - 1.6%
Oil & Gas Services & Equipment - 1.6%
Helmerich & Payne, Inc.	25,000	569,250
Schlumberger Ltd.	34,900	725,571
		1,294,821
Financials - 13.5%
Asset Management - 1.5%
BlackRock, Inc.	1,729	1,207,447

Banking - 8.6%
Bank of America Corporation (b)	88,569	2,494,103
Citigroup, Inc.	14,588	803,361
JPMorgan Chase & Company	9,364	1,103,828

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.6% (Continued)	Shares	Value
Financials - 13.5% (Continued)
Banking - 8.6% (Continued)
PNC Financial Services Group, Inc. (The)	10,060	$ 1,388,984
U.S. Bancorp	26,650	1,151,547
		6,941,823
Institutional Financial Services - 1.7%
Goldman Sachs Group, Inc. (The) (b)	5,978	1,378,407

Insurance - 0.7%
American International Group, Inc.	14,903	572,872

Specialty Finance - 1.0%
American Express Company	7,100	841,989

Health Care - 13.5%
Biotech & Pharma - 5.8%
Elanco Animal Health, Inc. (a)	97,750	2,990,173
Vertex Pharmaceuticals, Inc. (a)	2,951	672,090
Viatris, Inc. (a)	62,433	1,050,123
		4,712,386
Health Care Facilities & Services - 2.1%
AmerisourceBergen Corporation	8,000	824,880
CVS Health Corporation	12,400	840,596
		1,665,476
Medical Equipment & Devices - 5.6%
Danaher Corporation	4,500	1,010,835
Edwards Lifesciences Corporation (a) (b)	19,050	1,598,105
Medtronic plc	16,855	1,916,413
		4,525,353
Industrials - 15.2%
Diversified Industrials - 1.0%
3M Company	4,400	760,012

Engineering & Construction - 0.6%
Fluor Corporation	29,463	508,826

Machinery - 4.6%
Caterpillar, Inc.	11,251	1,953,061
Deere & Company (b)	6,729	1,760,441
		3,713,502

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.6% (Continued)	Shares	Value
Industrials - 15.2% (Continued)
Transportation & Logistics - 9.0%
Delta Air Lines, Inc.	41,330	$ 1,663,532
FedEx Corporation	9,998	2,865,227
Knight-Swift Transportation Holdings, Inc.	21,800	900,122
Norfolk Southern Corporation	7,800	1,848,756
		7,277,637
Technology - 23.7%
Semiconductors - 8.1%
Analog Devices, Inc. (b)	13,955	1,940,862
Broadcom, Inc.	2,700	1,084,266
NVIDIA Corporation	4,217	2,260,565
Xilinx, Inc.	8,933	1,300,198
		6,585,891
Software - 5.2%
Adobe, Inc. (a)	1,330	636,365
Microsoft Corporation (b)	13,480	2,885,664
salesforce.com, Inc. (a)	2,746	674,967
		4,196,996
Technology Hardware - 4.4%
Apple, Inc. (b)	22,388	2,665,291
Hewlett Packard Enterprise Company	78,000	861,120
		3,526,411
Technology Services - 6.0%
Mastercard, Inc. - Class A (b)	7,441	2,503,971
PayPal Holdings, Inc. (a) (b)	10,786	2,309,498
		4,813,469

Total Common Stocks (Cost $47,521,801)		$ 70,673,629

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 12.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c) (Cost $10,218,572)	10,218,572	$ 10,218,572

Investments at Value - 100.3% (Cost $57,740,373)		$ 80,892,201

Liabilities in Excess of Other Assets - (0.3%)		(255,929)

Net Assets - 100.0%		$ 80,636,272

(a)	Non-income producing security.
(b)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of November 30, 2020 was $21,990,177.
(c)	The rate shown is the 7-day effective yield as of November 30, 2020.

See accompanying notes to Schedules of Investments.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2020 (Unaudited)

COMMON STOCKS - 28.9%	Shares	Value
Consumer Discretionary - 2.0%
Leisure Facilities & Services - 2.0%
McDonald's Corporation	2,950	$ 641,448
Starbucks Corporation	9,740	954,715
		1,596,163
Consumer Staples - 2.1%
Household Products - 1.2%
Procter & Gamble Company (The)	6,834	949,038

Retail - Consumer Staples - 0.9%
Walgreens Boots Alliance, Inc.	19,000	722,190

Energy - 1.3%
Oil & Gas Producers - 0.8%
Exxon Mobil Corporation	17,460	665,750

Oil & Gas Services & Equipment - 0.5%
Halliburton Company	25,900	429,681

Financials - 2.3%
Asset Management - 1.0%
T. Rowe Price Group, Inc.	5,541	794,635

Institutional Financial Services - 0.8%
Morgan Stanley	11,000	680,130

Specialty Finance - 0.5%
Capital One Financial Corporation	4,200	359,688

Health Care - 5.3%
Biotech & Pharma - 3.7%
Johnson & Johnson	5,300	766,804
Pfizer, Inc.	31,200	1,195,272
Zoetis, Inc.	6,450	1,034,451
		2,996,527
Health Care Facilities & Services - 0.8%
DaVita, Inc.	6,110	671,183

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 28.9% (Continued)	Shares	Value
Health Care - 5.3% (Continued)
Medical Equipment & Devices - 0.8%
Becton, Dickinson and Company	2,600	$ 610,584

Industrials - 5.0%
Commercial Support Services - 1.4%
Waste Management, Inc.	9,700	1,155,561

Machinery - 1.0%
Roper Industries, Inc.	1,850	789,950

Transportation & Logistics - 2.6%
Old Dominion Freight Line, Inc.	3,475	706,676
Union Pacific Corporation	3,100	632,648
United Parcel Service, Inc. - Class B	4,400	752,708
		2,092,032
Materials - 1.0%
Chemicals - 1.0%
Ecolab, Inc.	3,600	799,740

Technology - 9.9%
Semiconductors - 1.7%
Texas Instruments, Inc.	8,300	1,338,375

Software - 3.9%
Check Point Software Technologies Ltd.	7,000	823,760
Citrix Systems, Inc.	4,100	508,072
Oracle Corporation	16,600	958,152
Workday, Inc. - Class A	3,850	865,441
		3,155,425
Technology Hardware - 1.4%
Cisco Systems, Inc.	12,600	542,052
Juniper Networks, Inc.	25,500	555,135
		1,097,187

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 28.9% (Continued)	Shares	Value
Technology - 9.9% (Continued)
Technology Services - 2.9%
Accenture plc - Class A	4,963	$ 1,236,234
International Business Machines Corporation	9,200	1,136,384
		2,372,618

Total Securities Sold Short - 28.9% (Proceeds $19,393,608)		$ 23,276,457

See accompanying notes to Schedules of Investments.

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS

November 30, 2020 (Unaudited)

1.       Securities Valuation

Waycross Long/Short Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Waycross Independent Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs

• Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of November 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$ 70,673,629	$ -	$ -	$ 70,673,629
Money Market Funds	10,218,572	-	-	10,218,572
Total	$ 80,892,201	$ -	$ -	$ 80,892,201

Other Financial Instruments:
Common Stocks – Sold Short	$ (23,276,457)	$ -	$ -	$ (23,276,457)

Refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of during the period ended November 30, 2020.

2.       Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.       Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2020:

Tax cost of portfolio investments and securities sold short	$ 38,364,234
Gross unrealized appreciation	$ 24,658,820
Gross unrealized depreciation	(5,407,310)
Net unrealized appreciation	$ 19,251,510

The federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost may be temporarily different (“book/tax difference”). These book/tax differences are due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.